Loans and Other Borrowings - Summary of Loans and Other Borrowings (Parenthetical) (Detail) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
GBP173m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		£ 173	£ 400
Bond interest rate	3.875%	3.875%	3.875%
Maturity date	28 November 2022
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 500
Bond interest rate	1.625%	1.625%	1.625%
Maturity date	8 October 2024
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		£ 300
Bond interest rate	3.75%	3.75%	3.75%
Maturity date	14 August 2025
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		£ 350
Bond interest rate	2.125%	2.125%	2.125%
Maturity date	24 August 2026
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 500
Bond interest rate	2.125%	2.125%	2.125%
Maturity date	15 May 2027
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		£ 400
Bond interest rate	3.375%	3.375%	3.375%
Maturity date	8 October 2028